INCOME TAX EXPENSE AND DEFERRED TAXES (Disclosure of temporary differences, unused tax losses and unused tax credits) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unrecognized deductible temporary differences	$ 143,210	$ 58,191
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unrecognized deductible temporary differences	99,462	27,425
Allowable Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unrecognized deductible temporary differences	16,656	19,949
Share issuance costs and finance fees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unrecognized deductible temporary differences	1,699	41
Mineral property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unrecognized deductible temporary differences	3,945	3,755
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unrecognized deductible temporary differences	4,183	559
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unrecognized deductible temporary differences	$ 17,265	$ 6,462